Prepaid Expenses and Deferred Costs	12 Months Ended
Nov. 30, 2022
Prepaid Expenses And Deferred Costs
Prepaid Expenses and Deferred Costs

7. Prepaid Expenses and Deferred Costs

Prepaid expenses and deferred costs consist of the following:

	November 30, 2022	November 30, 2021	November 30, 2020
Prepaid technical consulting services	$—	$10,037	$—
Prepaid dues and subscriptions	5,129	—	—
Prepaid insurance	7,000	7,000	7,050
Deferred financing costs	94,932	—	—
Other	50	—	—
Total	$107,111	$17,037	$7,050

U.S. GOLDMINING INC.

(formerly, BRI Alaska Corp.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS